Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements
Net revenues	$ 3,390,393	$ 2,853,078	$ 3,467,626
Cost of revenues	2,752,795	2,435,890	2,890,856
Gross profit	637,598	417,188	576,770
Operating expenses:
Selling expenses	156,032	145,367	149,710
General and administrative expenses	230,998	203,789	168,025
Research and development expenses	28,777	17,407	17,056
Other operating (income) loss	(47,554)	(42,539)	(5,392)
Total operating expenses, net	368,253	324,024	329,399
Loss from operations	269,345	93,164	247,371
Other income (expenses):
Interest expense	(117,971)	(69,723)	(54,148)
Interest income	10,477	10,236	16,831
Gain (loss) on change in fair value of derivatives	(272)	27,322	(12,196)
Foreign exchange gain (loss)	(23,449)	25,406	22,882
Gain on repurchase of convertible notes		2,782
Investment income (loss)	(3,607)	(1,532)	2,342
Other income (expenses), net:	(134,822)	(5,509)	(23,900)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	134,523	87,655	223,471
Income tax (expense) benefit	(40,951)	(17,976)	(49,512)
Equity in earnings (loss) of unconsolidated investees	9,411	(4,404)	(643)
Net income attributable to Canadian Solar Inc.	99,572	65,249	171,861
Parent Company
Condensed Financial Statements
Net revenues	35,011	13,748	23,302
Cost of revenues	29,542	9,657	15,850
Gross profit	5,469	4,091	7,452
Operating expenses:
Selling expenses	2,221	3,727	3,309
General and administrative expenses	18,390	17,167	29,124
Research and development expenses	645	589	450
Other operating (income) loss	1,173
Total operating expenses, net	22,429	21,483	32,883
Loss from operations	(16,960)	(17,392)	(25,431)
Other income (expenses):
Interest expense	(20,078)	(29,032)	(17,241)
Interest income	42,191	44,666	34,471
Gain (loss) on change in fair value of derivatives	(7,134)	30,988	(13,571)
Foreign exchange gain (loss)	(18,110)	(3,810)	1,324
Gain on repurchase of convertible notes		2,782
Investment income (loss)	(11,944)
Other income (expenses), net:	(15,075)	45,594	4,983
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	(32,035)	28,202	(20,448)
Income tax (expense) benefit	1,686	(6,599)	(1,231)
Equity in earnings of subsidiaries	130,048	43,596	193,813
Equity in earnings (loss) of unconsolidated investees	(127)	50	(273)
Net income attributable to Canadian Solar Inc.	$ 99,572	$ 65,249	$ 171,861